UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [  ];   Amendment Number:
     This Amendment (Check only one.)	[  ] is a restatement.
				     	[  ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name: Enso Capital Management LLC
Address:  540 Madison Avenue, Suite 18A
New York, NY 10022


Form 13F File Number:   28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Salina Love
Title:  	Chief Compliance Officer
Phone:		212-829-3512

Signature, Place, and Date of Signing:


	/s/ Salina Love		New York, NY				02/14/2006
	[Signature]		[City, State]				[Date]

Report type (Check only one.):

[X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:	NONE


Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  	25

Form 13F Information Table Value Total:  	$140,690
					 	(thousands)

List of Other Included Managers: NONE

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

Name of Issuer			Title of			Value		Shrs or		Shrs/	Put/	Invest	Other 	Voting Authority
				Class		Cusip		(x$1000)	Prn Amt.	Prn	Call	Dscrtn	Mngrs	Sole	  Shared   None


ABX AIR, INC. CMN		COM		00080S101	4,529		576,962		SH		SOLE		576,962
Advanced Medical		COM		00763M108	4,223	 	101,022 	SH		SOLE		101,022
BEA SYSTEMS INC COMMON		COM		073325102	4,623	 	491,803 	SH		SOLE		491,803
BEARINGPOINT INC CMN		COM		074002106	8,989	 	1,143,596 	SH		SOLE		1,143,596
BROOKDALE SENIOR LIVING		COM		112463104	16,742	 	561,620 	SH		SOLE		561,620
COMPTON PETROLEUM CORP 		COM		204940100	10,622	 	722,582 	SH		SOLE		722,582
ENTREE GOLD INC. CMN		COM		29383G100	821	 	529,785 	SH		SOLE		529,785
FirstFed Finl Corp		PUT		337907109	266	 	1,804 		SH	PUT	SOLE		1,804
HOLLINGER INTL INC CL-A		COM		435569108	1,765	 	196,972 	SH		SOLE		196,972
HUNTSMAN CORPORATION CM		COM		447011107	7,422	 	431,039 	SH		SOLE		431,039
HYPERION SOLUTIONS CORPO	COM		44914M104	9,212	 	257,180 	SH		SOLE		257,180
ICICI BANK LIMITED SPONS	COM		45104G104	2,681	 	93,103 	   	SH		SOLE		93,103
INTEROIL CORPORATION		PUT		460951106	99	 	732 		SH	PUT	SOLE		732
INVERNESS MED INNOVATION	COM		46126P106	4,254	 	179,427 	SH		SOLE		179,427
IVANHOE MINES LTD CMN		COM		46579N103	11,866	 	1,650,301 	SH		SOLE		1,650,301
KEMET CORP CMN			COM		488360108	3,031	 	428,686 	SH		SOLE		428,686
MITTAL STEEL COMPANY N.V	COM		60684P101	19,115	 	725,977 	SH		SOLE		725,977
MITTAL STEEL CO NV CL A 	CALL		60684P101	33	 	3,300	 	SH	CALL	SOLE		3,300
NATIONSHEALTH INC CMN		COM		63860C100	524	 	67,130	 	SH		SOLE		67,130
NATIONSHEALTH INC		WTS		63860C118	159	 	55,283	 	SH	CALL	SOLE		55,283
POLYMEDICA CORP CMN		COM		731738100	11,474	 	342,804 	SH		SOLE		342,804
ROGERS COMM INC CLASS B		COM		775109200	8,225	 	194,622 	SH		SOLE		194,622
SAPPI LTD SPONS ADR SPO		COM		803069202	3,085	 	272,316 	SH		SOLE		272,316
TERRA INDUSTRIES INC CM		COM		880915103	5,351	 	955,508 	SH		SOLE		955,508
ZILA INC CMN			COM		989513205	1,579	 	410,231 	SH		SOLE		410,231


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